OPERATING SEGMENTS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Year Ended December 31, 2024
	North American Brokerage	Other Segments	Total
Revenues	1,255,799	8,840	1,264,639
Cost of Sales	1,147,072	2,826	1,149,898
Gross Profit	108,727	6,014	114,741

Operating Expenses(1)(2)	128,953	11,014	139,967
Operating Loss	(20,226)	(5,000)	(25,226)

Reconciliation of profit or loss (segment profit/(loss))
Other income (expenses), net			496
Finance expenses, net			(1,723)
Net Loss			(26,453)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 42,727 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

	For the Year Ended December 31, 2023
	North American Brokerage	Other Segments	Total
Revenues	684,873	4,285	689,158
Cost of Sales	625,016	1,269	626,285
Gross Profit	59,857	3,016	62,873

Operating Expenses(1)(2)	81,395	7,488	88,883
Operating Loss	(21,538)	(4,472)	(26,010)

Reconciliation of profit or loss (segment profit/(loss))
Other income (expenses), net			(587)
Finance expenses, net			(619)
Net Loss			(27,216)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately 27,905 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION	Depreciation and Amortization
	For the Year Ended
	December 31, 2024	December 31, 2023
North American Brokerage	609	444
Other Segments	787	684
Total Company	1,396	1,128

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below:

	For the Year Ended
	December 31, 2024	December 31, 2023
United States	1,109,616	573,658
Canada	155,023	115,500
Total revenue by region	1,264,639	689,158

SCHEDULE OF NON-CURRENT ASSETS BY GEOGRAPHY

Non-current assets, by geography, are shown in the tables below:

	As of December 31, 2024
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	—	—	2,575	2,575
Goodwill	—	—	8,993	8,993
Property and Equipment	16	11	2,089	2,116
Total Non-Current Assets	16	11	13,657	13,684

	As of December 31, 2023
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	—	—	3,442	3,442
Goodwill	—	—	8,993	8,993
Property and Equipment	30	11	1,559	1,600
Total Non-Current Assets	30	11	13,994	14,035